FINANCIAL INSTRUMENTS - Disclosure of financial instruments broken down by group (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Assets Measured At Depreciated Cost [Abstract]
Cash	$ 2,727	$ 863	$ 1,813	$ 2,449
Restricted cash deposit	582	64
Trade receivables	10,848	13,803
Other current assets	4,316	5,419
Financial liabilities measured at fair value
Investments in affiliate	1,776	1,631
Financial Liabilities Measured At Depreciated Cost [Abstract]
Overdraft and Credit from bank institution and others	14,333	15,145
Trade payables	12,055	11,159
Financial Instruments Broken Down By Group [Member]
Financial Assets Measured At Depreciated Cost [Abstract]
Cash	2,727	863
Restricted cash deposit	582	64
Trade receivables	10,848	13,803
Other current assets	2,120	2,876
Financial assets measured at depreciated cost	16,277	17,606
Financial liabilities measured at fair value
Investments in affiliate	1,776	1,631
Financial Liabilities Measured At Depreciated Cost [Abstract]
Operating Leasing Liabilities Including Current Maturity	376	433
Overdraft and Credit from bank institution and others	15,269	15,611
Convertible debentures	622	1,968
Trade payables	12,055	11,159
Other current liabilities	5,747	4,392
Financial liabilities measured at depreciated cost	34,069	33,563
Financial liabilities measured at fair value
Derivative warrants liabilities and prefunded warrants	$ 601	$ 1,383